Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	For the Three Months Ended June 30, 2021		For the Six Months Ended June 30, 2021
	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:

Allocation of net income/(loss) including accretion of temporary equity	$(1,771,211)	$(442,803)	$(31,106,139)	$(8,867,410)

Denominator:
Weighted-average shares outstanding	45,000,000	11,250,000	39,779,006	11,339,779
Basic and diluted net income/(loss) per share	$(0.04)	$(0.04)	$(0.78)	$(0.78)